Exploration and evaluation (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about exploration assets [Table Text Block]

	2018	2017(i)
	$	$

Net book value - January 1	102,182	100,038
Additions	257	2,745
Investments tax credits	(93)	(601)
Impairments (i)	(7,344)	-

Net book value - December 31 (ii)	95,002	102,182

Balance – December 31
Cost	103,206	103,042
Accumulated impairment	(8,204)	(860)

Net book value - December 31 (ii)	95,002	102,182

(i)

During the year ended December 31, 2018, the Company incurred an impairment charge of $7.3 million ($5.4 million, net of income taxes) on certain exploration and evaluation properties in Canada for which substantive exploration and evaluation expenditures (taking into consideration such expenditures to be incurred by a farmee) is neither budgeted nor planned or for which the Company (or the farmee) has decided to discontinue such activities.

(ii)

Effective October 4, 2016, Osisko entered into an earn-in agreement with Osisko Mining, which was subsequently amended to create two separate earn-in agreements. Under the first earn-in agreement, Osisko Mining may earn a 100% interest in 26 of Osisko’s exploration properties located in the James Bay area and Labrador Trough (excluding the Coulon copper-zinc project and four other exploration properties) upon completing expenditures of $26.0 million over a 7-year period; Osisko Mining may earn a 50% interest upon completing expenditures totaling $15.6 million over a 4-year period. Under the second earn-in agreement, Osisko Mining may earn a 100% interest in the Kan property upon completing expenditures totaling $6.0 million over a 7-year period, which represents the guaranteed expenditures to be incurred by Barrick Gold Corporation (“Barrick”), following an earn-in agreement signed between Osisko Mining and Barrick where Barrick committed to spend $15.0 million on the Kan property; Osisko Mining may earn a 50% interest upon completing expenditures totaling $3.6 million over a 4-year period. Osisko will retain an escalating NSR royalty ranging from 1.5% to 3.5% on precious metals and a 2.0% NSR royalty on other metals and minerals produced from the 27 properties. New properties acquired by Osisko Mining in a designated area during the 7-year term will be subject to a royalty agreement in favour of Osisko with similar terms. As at December 31, 2018, the net book value of the properties under earn-in agreements amounted to $34.0 million. In 2018, Osisko Mining invested approximately $3.9 million on the properties subject to earn-in agreements for a total of $10.3 million.